Lease (Details) - Schedule of Other Information - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other information
Cash paid for operating leases	$ 1,181,396	$ 1,101,526
ROU assets obtained in exchange for new operating lease liabilities	$ 3,553,256	$ 815,324
Operating leases	2 years 3 months	1 year 2 months 15 days
Operating leases	5.10%	5.54%